FINANCIAL INSTRUMENTS – FAIR VALUE	3 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS – FAIR VALUE

14.	FINANCIAL INSTRUMENTS – FAIR VALUE

Items measured at fair value (in thousands):

	As of
	March 31, 2026				December 31, 2025
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	$16,904	$—	$—	$16,904	$16,731	$—	$—	$16,731
Total Financial Assets Measured at Fair Value (FV)	$16,904	$—	$—	$16,904	$16,731	$—	$—	$16,731

During the periods ended March 31, 2026, and December 31, 2025, there have been no transfers between Level 1, Level 2 and Level 3.

As of March 31, 2026 and December 31, 2025, the Company’s carrying amounts of financial instruments, including cash and cash equivalent, restricted cash, trade receivables, financing receivables, accounts payable, and accrued liabilities approximate their fair value due to their short-term maturities.